UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.c. 20549

			     FORM 13F
			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2002
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Robert Wood Johnson Foundation
Address:	P.O. Box 2316
		Princeton Forrestal Center
		Princeton, NJ  08543-2316
13F File Number:  28-839

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report of Behalf of Reporting Manager:

Name:		J. Warren Wood,III
Title:		Vice President, General Counsel and Secretary
Phone:		609-627-5907
Signature, Place, and Date of Signing:
   J. Warren Wood, III    Plainsboro, New Jersey   May 6, 2002
Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:	9
Form 13F Information Table Value Total:	5,850,419.00
List of Other Included Managers:
 No.  13F File Number  Name

	FORM 13F INFORMATION TABLE

							   VALUE	  SHARES/	SH/	PUT/	INVSTMT	  OTHER		      VOTING AUTHORITY
	NAME OF ISSUER	  TITLE OF CLASS	CUSIP	   (X$1000)  	  PRN AMT	PRN	CALL	DSCRETN	  MANAGERS	SOLE       SHARED  NONE

	JOHNSON & JOHNSON Common		478160104   5,847,917.00  90,037,208	SH		Sole			90,037,208    0      0
	AMDOCS LTD        Common		G02602103         267.00      10,000
SH		Sole			    10,000    0      0
	AVANEX CORP       Common		05348W109          60.00      15,000
SH		Sole			    15,000    0	     0
	CISCO SYSTEMS INC Common		17275R102         226.00      13,347
SH		Sole			    13,347    0      0
	ESPERION THERAPEUTICS INC Common	29664R106         365.00      60,000
SH		Sole			    60,000    0      0
	MOTOROLA          Common		620076109         387.00      27,246
SH		Sole			    27,246    0      0
	PIXELWORKS INC	  Common		7258M107          213.00      16,500
SH		Sole			    16,500    0      0
	SABA SOFTWARE INC Common	 	784932105         667.00     160,608
SH		Sole			   160,608    0      0
	VITESSE           Common		928497106         318.00      32,491
SH		Sole			    32,491    0      0